Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) shares in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Nov. 30, 2019	Dec. 01, 2018	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Income Statement [Abstract]
Net sales and other revenue	$ 47,018.3	$ 46,517.9	$ 60,534.5	$ 59,924.6	$ 59,678.2
Cost of sales	33,842.1	33,682.0	43,639.9	43,563.5	43,037.7
Gross profit	13,176.2	12,835.9	16,894.6	16,361.1	16,640.5
Selling and administrative expenses	12,548.4	12,500.7	16,272.3	16,208.7	16,072.1
(Gain) loss on property dispositions and impairment losses, net	(482.7)	(163.7)	(165.0)	66.7	(39.2)
Goodwill impairment			0.0	142.3
Operating income (loss)	1,110.5	498.9	787.3	(56.6)	607.6
Interest expense, net	557.5	662.5	830.8	874.8	1,003.8
Loss (gain) on debt extinguishment	65.8	9.5	8.7	(4.7)	111.7
Other income, net	(21.9)	(88.3)	(104.4)	(9.2)	(44.3)
Income (loss) before income taxes	509.1	(84.8)	52.2	(917.5)	(463.6)
Income tax expense (benefit)	110.5	(80.3)	(78.9)	(963.8)	(90.3)
Net income (loss)	398.6	(4.5)	131.1	46.3	(373.3)
Other comprehensive income (loss), net of tax
(Loss) gain on interest rate swaps	(33.3)	4.3	(15.5)	47.0	39.4
Recognition of pension gain (loss)	24.8	(1.6)	(83.1)	92.2	82.0
Foreign currency translation adjustment, net of tax			(0.3)	65.0	(20.5)
Other	2.8	(1.7)	(0.9)	(0.3)	(1.0)
Other comprehensive (loss) income	(5.7)	1.0	(99.8)	203.9	99.9
Comprehensive income (loss)	$ 392.9	$ (3.5)	$ 31.3	$ 250.2	$ (273.4)
Net income (loss) per common share
Basic net income (loss) per common share	$ 1.43	$ (0.02)	$ 0.47	$ 0.17	$ (1.33)
Diluted net income (loss) per common share	$ 1.42	$ (0.02)	$ 0.47	$ 0.17	$ (1.33)
Weighted average common shares outstanding
Basic	279.6	280.6	280.1	279.7	279.7
Diluted	279.8	280.6	280.2	279.7	279.7